Exhibit 99.1

Nissan Auto Receivables 16-B

Nissan Auto Receivables 2016-B

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	872,306,252.93	834,790,550.33	0.534266
Yield Supplement Overcollaterization		94,092,683.58	38,279,025.57	35,945,632.06
Total Adjusted Pool Balance		1,562,499,952.99	834,027,227.36	798,844,918.27
Total Adjusted Securities		1,562,499,952.99	834,027,227.36	798,844,918.27	0.511261
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	126,372,086.35	100,998,971.24	0.260307
Class A-2b Notes	1.53889%	150,000,000.00	48,855,188.02	39,045,994.04	0.260307
Class A-3 Notes	1.32000%	472,300,000.00	472,300,000.00	472,300,000.00	1.000000
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	124,000,000.00	1.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	25,373,115.11	110,575.58	65.3946266	0.2849886
Class A-2b Notes	9,809,193.98	62,652.30	65.3946266	0.4176820
Class A-3 Notes	0.00	519,530.00	—	1.1000000
Class A-4 Notes	0.00	159,133.33	—	1.2833333
Certificates	0.00	0.00	—	—

Total Securities	35,182,309.09	851,891.21

Nissan Auto Receivables 16-B

I. COLLECTIONS

Interest:
Interest Collections	1,489,350.68
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,489,350.68
Principal:
Principal Collections	36,557,124.16
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	36,557,124.16
Recoveries of Defaulted Receivables	396,581.00
Servicer Advances	0.00

Total Collections	38,443,055.84

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance—Beginning of Period	63,506	834,027,227.36
Total Principal Payment		35,182,309.09

	61,952	798,844,918.27

Nissan Auto Receivables 16-B

III. DISTRIBUTIONS

Total Collections	38,443,055.84
Reserve Account Draw	0.00
Total Available for Distribution	38,443,055.84
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	726,921.88
Servicing Fee Paid	726,921.88
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	110,575.58
Class A-2a Notes Monthly Interest Paid	110,575.58
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 16-B

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	62,652.30
Class A-2b Notes Monthly Interest Paid	62,652.30
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	519,530.00
Class A-3 Notes Monthly Interest Paid	519,530.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,133.33
Class A-4 Notes Monthly Interest Paid	159,133.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	851,891.21
Total Note Monthly Interest Paid	851,891.21
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	36,864,242.75
4. Total Monthly Principal Paid on the Notes	35,182,309.09
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	35,182,309.09
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Receivables 16-B

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,681,933.66
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,681,933.66

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,906,249.88
Required Reserve Account Amount	3,906,249.88
Beginning Reserve Account Balance	3,906,249.88
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,906,249.88
Required Reserve Account Amount for Next Period	3,906,249.88

Nissan Auto Receivables 16-B

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		40.69

	Amount	Number
Principal on Defaulted Receivables	958,578.44	64
Principal Recoveries of Defaulted Receivables	396,581.00

Monthly Net Losses	561,997.44
Pool Balance at Beginning of Collection Period	872,306,252.93
Net Loss Ratio for Third Preceding Collection Period	0.58%
Net Loss Ratio for Second Preceding Collection Period	0.52%
Net Loss Ratio for Preceding Collection Period	0.49%
Net Loss Ratio for Current Collection Period	0.77%
Four-Month Average Net Loss Ratio	0.59%
Cumulative Net Losses for all Periods	9,536,058.32
	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	5,887,708.59	357	0.71%
61-90 Days Delinquent	1,241,768.05	80	0.15%
91-120 Days Delinquent	332,451.72	26	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	7,461,928.36	463	0.89%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Current Collection Period	0.19%	0.17%
Four-Month Average Delinquency Ratio	0.21%	0.18%
60 Day Delinquent Receivables	1,728,486.42
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Nissan Auto Receivables 16-B

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO